UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
           --------------------------------------------------
Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
           --------------------------------------------------

Form 13F File Number:  028-13625
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Haynes
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anthony Haynes      Isle of Man             February 11, 2013
--------------------  ------------------      --------------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             28
                                               -------------

Form 13F Information Table Value Total:           $174,218
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- --------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared   None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- -------
ANADARKO PETE CORP            COM            032511107    6,093    81,989 SH        SOLE                  81,989   0       0

BALTIC TRADING LIMITED        COM            Y0553W103    1,076   361,000 SH        SOLE                 361,000   0       0

BHP BILLITON LTD              SPONSORED ADR  088606108    5,035    64,200 SH        SOLE                  64,200   0       0

CAMERON INTERNATIONAL CORP    COM            13342B105   10,107   179,018 SH        SOLE                 179,018   0       0

CATERPILLAR INC DEL           COM            149123101    4,409    49,203 SH        SOLE                  49,203   0       0

COBALT INTL ENERGY INC        COM            19075F106    7,243   294,903 SH        SOLE                 294,903   0       0

CUMMINS INC                   COM            231021106    5,103    47,100 SH        SOLE                  47,100   0       0

DIANA SHIPPING INC            COM            Y2066G104   14,173 1,941,547 SH        SOLE               1,941,547   0       0

FIRST SOLAR INC               COM            336433107    7,141   231,428 SH        SOLE                 231,428   0       0

FMC TECHNOLOGIES INC          COM            30249U101    5,936   138,592 SH        SOLE                 138,592   0       0

FOSTER WHEELER AG             COM            H27178104    8,281   340,500 SH        SOLE                 340,500   0       0

GASLOG LTD                    SHS            G37585109      858    69,042 SH        SOLE                  69,042   0       0

GENCO SHIPPING & TRADING LTD  NOTE 5.000%    36869MAA3      719 2,000,000 PRN       SOLE                       0   0       0
                              8/1
GOLAR LNG LTD BERMUDA         SHS            G9456A100    3,897   105,964 SH        SOLE                 105,964   0       0

JA SOLAR HOLDINGS CO LTD      SPON ADR       466090206    1,765   413,300 SH        SOLE                 413,300   0       0
                              REP5ORD
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103    5,307   152,421 SH        SOLE                 152,421   0       0

OCEAN RIG UDW INC             SHS            Y64354205    4,889   327,483 SH        SOLE                 327,483   0       0

PACIFIC DRILLING SA LUXEMBOU  REG SHS        L7257P106    5,870   621,813 SH        SOLE                 621,813   0       0

PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408    4,799   246,500 SH        SOLE                 246,500   0       0

PHILLIPS 66                   COM            718546104   12,655   238,336 SH        SOLE                 238,336   0       0

ROWAN COMPANIES PLC           SHS CL A       G7665A101    9,019   288,440 SH        SOLE                 288,440   0       0

SAFE BULKERS INC              COM            Y7388L103    1,825   543,148 SH        SOLE                 543,148   0       0

SCORPIO TANKERS INC           SHS            Y7542C106   20,177 2,837,920 SH        SOLE               2,837,920   0       0

SHIP FINANCE INTERNATIONAL L  SHS            G81075106    6,939   417,280 SH        SOLE                 417,280   0       0

SUNPOWER CORP                 COM            867652406    4,188   745,119 SH        SOLE                 745,119   0       0

TRANSOCEAN LTD                REG SHS        H8817H100   12,293   275,265 SH        SOLE                 275,265   0       0

TRINA SOLAR LIMITED           SPON ADR       89628E104    2,615   602,414 SH        SOLE                 602,414   0       0

YINGLI GREEN ENERGY HLDG CO   ADR            98584B103    1,806   768,500 SH        SOLE                768,500    0       0


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